PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Property, plant and equipment, gross			$ 2,006,000	$ 1,766,000
Less: Accumulated depreciation			(1,826,000)	(1,497,000)
Property, plant and equipment, net			180,000	269,000
Depreciation	$ 65,000	$ 113,000	212,000	258,000
Plant and equipment
Property, Plant and Equipment
Property, plant and equipment, gross			1,786,000	1,562,000
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross			114,000	106,000
Computer hardware and software
Property, Plant and Equipment
Property, plant and equipment, gross			106,000	98,000
Research and development
Property, Plant and Equipment
Depreciation	$ 65,300	$ 113,000	$ 200,000	$ 300,000